Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. To help mitigate this risk, we maintained excess of loss and aggregate stop-loss reinsurance coverage on our Property business during 2019, 2018, and 2017. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, which represent about 0.06% of our total loss and loss adjustment expense reserves. We believe these reserves to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our Personal and Commercial Lines vehicle businesses, which represent about 96% of our total carried reserves, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per earned car year), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Property business on an accident period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2019	2018	2017
Balance at January 1	$15,400.8	$13,086.9	$11,368.0
Less reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Net balance at January 1	12,828.1	10,916.8	9,567.0
Incurred related to:
Current year	25,238.2	21,632.5	18,782.1
Prior years	232.3	88.5	25.9
Total incurred	25,470.5	21,721.0	18,808.0
Paid related to:
Current year	16,105.0	13,792.1	12,201.5
Prior years	7,300.4	6,017.6	5,256.7
Total paid	23,405.4	19,809.7	17,458.2
Net balance at December 31	14,893.2	12,828.1	10,916.8
Plus reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Balance at December 31	$18,105.4	$15,400.8	$13,086.9

We experienced unfavorable reserve development of $232.3 million, $88.5 million, and $25.9 million in 2019, 2018, and 2017, respectively, which is reflected as “Incurred related to prior years” in the table above.

2019

•
Approximately $131 million of the unfavorable prior year reserve development was attributable to accident year 2018, $73 million to accident year 2017, and the remainder to 2016 and prior accident years.

•
Our personal auto products incurred about $121 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily reflecting increased injury severity, a higher than anticipated frequency of reopened personal injury protection (PIP) claims, primarily in Florida, and late reported losses occurring late 2018 but not reported until 2019.

•
Our Commercial Lines business experienced about $83 million of unfavorable development, primarily due to increased injury severity and more emergence of large injury claims than originally anticipated.

•
Our special lines business experienced about $14 million of unfavorable development, primarily due to less salvage and subrogation recoveries than originally anticipated and increased severity of late reported claims.

•	Our Property businesses experienced about $12 million of unfavorable development, primarily due to higher than originally anticipated homeowner and dwelling costs and fire liability costs.

2018

•
Approximately $99 million of unfavorable prior year reserve development was attributable to accident years 2017 and 2016. This unfavorable development was offset by about $10 million of favorable development attributable to accident year 2015 and prior accident years.

•
Our personal auto products incurred almost $85 million of unfavorable loss and LAE reserve development, with approximately 70% attributable to the Agency business and 30% attributable to the Direct business, primarily reflecting unfavorable development from reopened Florida PIP claims.

•
Our special lines and Property businesses experienced about $5 million and $3 million of unfavorable development, respectively, while our commercial auto products had about $4 million of favorable reserve development.

2017

•
Approximately $64 million of unfavorable prior year reserve development was attributable to accident years 2016 and 2015. This unfavorable development was offset by $38 million of favorable development attributable to accident year 2014 and prior accident years.

•
Our personal auto products incurred $70 million of unfavorable loss and LAE reserve development, primarily in the Agency business, in part reflecting an increase in costs related to property damage and higher LAE costs, primarily due to an increase in incentive compensation and defense counsel spend.

•
Our Property business experienced $37 million in favorable development primarily due to lower severity and frequency than anticipated for accident year 2016 and development of losses eligible to be ceded under our catastrophe bond reinsurance program.

•	Our commercial auto products had less than $1 million of unfavorable reserve development.
Incurred and Paid Claims Development by Accident Year
The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the last five years, which generally represents the maximum development period for claims in any of our segments. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines claims development between liability and physical damage, since the loss patterns are significantly different between them. The other business primarily includes reserves for our run-off products, which are not considered material, and, therefore, we are not including separate claims development tables.
Only 2019 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$3,774.9	$3,773.8	$3,798.8	$3,815.6	$3,776.0	$0	704,986
2016		4,082.9	4,130.0	4,152.0	4,177.3	62.3	740,385
2017			4,474.8	4,485.8	4,511.1	82.5	779,082
2018				5,141.8	5,182.1	224.2	854,146
2019					5,885.0	871.8	909,050
				Total	$23,531.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$1,793.1	$2,976.0	$3,416.5	$3,623.3	$3,715.4
2016		1,941.6	3,231.5	3,723.1	3,969.5
2017			2,074.0	3,478.5	4,048.5
2018				2,378.0	4,028.7
2019					2,715.2
				Total	$18,477.3
	All outstanding liabilities before 2015, net of reinsurance[1]				63.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,117.4
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,136.8	$2,137.2	$2,134.4	$2,131.5	$2,134.5	$0	1,336,520
2016		2,423.4	2,398.9	2,401.8	2,400.1	(3.8)	1,399,077
2017			2,635.5	2,638.5	2,643.5	(2.9)	1,514,531
2018				2,819.0	2,822.6	(12.3)	1,694,380
2019					3,277.9	(167.6)	1,872,822
				Total	$13,278.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,106.2	$2,138.1	$2,134.4	$2,134.1	$2,133.6
2016		2,391.0	2,406.9	2,402.1	2,402.2
2017			2,599.8	2,643.2	2,640.9
2018				2,769.1	2,827.4
2019					3,242.5
				Total	$13,246.6
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$32.4
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$3,330.5	$3,328.3	$3,354.2	$3,399.3	$3,368.7	$0	659,243
2016		3,819.0	3,843.9	3,871.2	3,897.8	53.9	735,653
2017			4,209.5	4,209.9	4,229.3	70.9	772,712
2018				4,904.8	4,980.9	204.4	868,604
2019					5,756.5	811.4	953,154
				Total	$22,233.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$1,545.2	$2,615.0	$3,021.0	$3,238.2	$3,323.1
2016		1,780.6	2,991.1	3,476.9	3,714.6
2017			1,912.6	3,255.2	3,808.3
2018				2,235.1	3,863.5
2019					2,630.3
				Total	$17,339.8
	All outstanding liabilities before 2015, net of reinsurance[1]				43.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,936.8
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,110.7	$2,097.7	$2,093.5	$2,090.8	$2,093.9	$0	1,540,071
2016		2,521.0	2,475.4	2,477.7	2,475.6	(4.3)	1,676,343
2017			2,750.6	2,743.7	2,749.0	(4.1)	1,791,190
2018				3,202.3	3,181.9	(18.8)	2,069,525
2019					3,787.9	(237.7)	2,282,681
				Total	$14,288.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$2,094.7	$2,100.1	$2,094.7	$2,093.7	$2,093.1
2016		2,505.0	2,485.8	2,479.3	2,478.5
2017			2,742.1	2,753.5	2,748.4
2018				3,170.0	3,193.8
2019					3,782.6
				Total	$14,296.4
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$(7.7)
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$897.6	$911.1	$914.8	$899.7	$891.3	$0	77,819
2016		1,185.8	1,204.8	1,231.1	1,238.9	17.2	92,684
2017			1,374.1	1,366.6	1,393.3	30.8	97,297
2018				1,700.8	1,736.5	97.7	111,146
2019					2,103.1	343.7	124,829
				Total	$7,363.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$238.4	$501.5	$675.0	$786.3	$848.9
2016		298.6	639.9	886.0	1,073.3
2017			325.8	712.9	1,027.3
2018				382.7	913.4
2019					455.4
				Total	$4,318.3
	All outstanding liabilities before 2015, net of reinsurance[1]				36.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,080.8
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$274.4	$274.1	$273.5	$272.4	$272.4	$0	62,593
2016		379.6	379.8	378.2	377.8	(0.7)	74,193
2017			415.4	412.1	411.0	(0.6)	77,163
2018				475.0	478.2	(2.4)	82,183
2019					577.8	(14.3)	91,920
				Total	$2,117.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$248.5	$271.9	$272.0	$272.2	$272.3
2016		336.7	376.9	376.8	377.5
2017			369.0	409.4	409.2
2018				426.0	475.1
2019					516.9
				Total	$2,051.0
	All outstanding liabilities before 2015, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$66.6
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2019
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$460.0	$416.5	$403.6	$398.8	$396.3	$0.9	41,998
2016		568.6	541.2	537.1	536.5	5.1	53,665
2017			672.8	680.9	683.4	4.1	72,728
2018				839.0	845.2	34.9	63,243
2019					971.7	160.2	66,824
				Total	$3,433.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015[1]	2016[1]	2017[1]	2018[1]	2019
2015	$280.3	$372.8	$383.5	$390.1	$393.5
2016		415.2	498.2	516.9	526.4
2017			506.7	647.1	670.1
2018				595.9	781.2
2019					708.0
				Total	$3,079.2
	All outstanding liabilities before 2015, net of reinsurance[1]				3.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$357.2
[1] Required supplementary information (unaudited)

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2019	2018
Net outstanding liabilities
Personal Lines
Agency, Liability	$5,117.4	$4,509.0
Agency, Physical Damage	32.4	43.3
Direct, Liability	4,936.8	4,258.6
Direct, Physical Damage	(7.7)	18.4
Commercial Lines
Liability	3,080.8	2,504.2
Physical Damage	66.6	53.9
Property	357.2	314.7
Other business	30.8	42.9
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	13,614.3	11,745.0
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	930.7	836.8
Agency, Physical Damage	0	0
Direct, Liability	1,314.1	1,070.4
Direct, Physical Damage	0	0
Commercial Lines
Liability	482.6	287.4
Physical Damage	0.5	0
Property	184.1	145.4
Other business	288.1	222.1
Total reinsurance recoverable on unpaid claims	3,200.1	2,562.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,278.9	1,083.1
Reinsurance recoverable on unpaid claims	12.1	10.6
Total gross liability for unpaid claims and claim adjustment expense	$18,105.4	$15,400.8

The following table shows the average historical claims duration as of December 31, 2019:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	46.3%	31.3%	12.1%	5.7%	2.4%
Agency, Physical Damage	98.7	1.5	(0.2)	0	0
Direct, Liability	45.4	31.9	12.6	6.3	2.5
Direct, Physical Damage	100.0	0.2	(0.2)	0	0
Commercial Lines
Liability	23.1	28.9	20.8	14.0	7.0
Physical Damage	89.6	9.9	0	0.1	0
Property	73.0	20.4	3.2	1.7	0.9